Income Tax (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$ 154,423	$ 274,742
Valuation allowance	$ (154,423)	$ (274,742)
Net deferred tax assets